MERGER	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
NOTE 4 - MERGER

For financial accounting purposes, the Merger is accounted for as a reverse recapitalization. Reverse recapitalization accounting is attributable to a long-held position of the staff of the Securities and Exchange Commission as the acquisition of a non-operating public shell company does not qualify as a business for business combination purposes, as described in ASC Topic 805, Business Combinations. Reverse recapitalization accounting applies when a non-operating public shell company acquires a private operating company and the owners and management of the private operating company have actual or effective voting and operating control of the combined company. In the Merger transaction, Sunpeaks qualifies as a non-operating public shell company because as of the Merger date, Sunpeaks held nominal net monetary assets, consisting of cash.

A reverse recapitalization is equivalent to the issuance of stock by the private operating company for the net monetary assets of the public shell corporation accompanied by a recapitalization with accounting similar to that resulting from a reverse acquisition, except that no goodwill or other intangible assets are recorded. Under recapitalization accounting, the equity of the accounting acquirer, HDS, is presented as the equity of the combined enterprise and the capital stock account of HDS is adjusted to reflect the par value of the outstanding stock of the legal acquirer (Sunpeaks) after giving effect to the number of shares issued in the business combination. Shares retained by Sunpeaks are reflected as an issuance as of the merger date for the historical amount of the net assets of the acquired entity, which in this case is zero, on the accompanying condensed consolidated statement of stockholders’ deficit of 220,500,750 shares, which consists of Sunpeaks shares outstanding at December 31, 2011 of 370,500,750 plus 50,000,000 shares issued by Sunpeaks immediately prior and conjunction with the Merger to settle Sunpeaks’ debt outstanding prior to the Merger date, less 200,000,000 shares cancelled which were held by the former controlling owner of Sunpeaks.

Following the Merger, the financial statements of Sunpeaks give retroactive effect of the reverse recapitalization and represent the historical operations of HDS.